PELP Acquisition (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
PELP Acquisition

3. PELP ACQUISITION
On October 4, 2017, we completed a transaction to acquire certain real estate assets, the third-party investment management business, and the captive insurance company of PELP in a stock and cash transaction (“PELP transaction”). Under the terms of this transaction, the following consideration was given in exchange for the contribution of PELP’s ownership interests in 76 shopping centers, its third-party investment management business, and its captive insurance company (in thousands):

Amount
Fair value of Operating Partnership units (“OP units”) issued	$401,630
Debt assumed:
Corporate debt	432,091
Mortgages and notes payable	72,649
Cash payments	30,420
Fair value of earn-out	38,000
Total consideration	974,790
PELP debt repaid by the Company on the transaction date	(432,091)
Net consideration	$542,699
We issued 39.4 million OP units with an estimated fair value per unit of $10.20 at the time of the transaction. Certain of our executive officers who received OP units as part of the PELP transaction entered into an agreement which provides that they will not transfer their OP units for either two or three years following the closing. The remaining holders of the OP units are subject to the terms of exchange for shares of common stock outlined in the Third Amended and Restated Agreement of Limited Partnership (see Note 9). The terms of the PELP transaction include an earn-out structure with an opportunity for up to an additional 12.5 million OP units to be issued. For more detail regarding this earn-out, see Note 13.
Immediately following the closing of the PELP transaction, our shareholders owned approximately 80.6% and former PELP shareholders owned approximately 19.4% of the combined company.
Assets Acquired and Liabilities Assumed—The PELP transaction was accounted for using the acquisition method of accounting under ASC 805, Business Combinations, which requires, among other things, the assets acquired and liabilities assumed to be recognized at their fair values as of the acquisition date. The preliminary fair market value of the assets acquired and liabilities assumed was based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval. The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,173
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,066
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790
The allocation of the purchase price was based on management’s assessment, which may change in the future as more information becomes available and could have an impact on the unaudited pro forma financial information presented below. Subsequent adjustments made to the purchase price allocation upon the completion of our fair value assessment process will not exceed one year from the acquisition date. The allocation of the purchase price above required a significant amount of judgment and represented management’s best estimate of the fair value as of the acquisition date.
Intangible Assets and Liabilities—The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction as of the transaction date were as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts	$58,000	5
Acquired in-place leases	83,305	9
Acquired above-market leases	10,201	7
Acquired below-market leases	(49,109)	13
Goodwill—In connection with the PELP transaction, we recorded goodwill of $29.1 million as a result of the consideration exceeding the fair value of the net assets acquired. Goodwill represents the estimated future benefits arising from other assets acquired that could not be individually identified and separately recognized. We do not expect that the goodwill will be deductible for tax purposes. The goodwill recorded represents our management structure and its ability to generate additional opportunities for revenue and raise additional funds, and therefore the full amount of goodwill was allocated to the Investment Management segment, which comprises one reporting unit. For more information about each of our reporting segments, see Note 14.
Results of Operations—The consolidated net assets and results of operations of PELP’s contributions were included in the consolidated financial statements from the transaction date going forward and resulted in the following impact to Total Revenues and Net Loss for the three months ended March 31, 2018 (in thousands):

2018
Revenues	$21,470
Net income	1,302
Acquisition Costs—We incurred approximately $17.0 million of costs related to the PELP transaction, $1.6 million of which was incurred during the three months ended March 31, 2017, and was recorded in Other Expense, Net on the consolidated statements of operations. No costs related to the PELP transaction were recorded in 2018.
Pro Forma Results (Unaudited)—The following unaudited pro forma information summarizes selected financial information from our combined results of operations, as if the PELP transaction had occurred on January 1, 2016. These results contain certain nonrecurring adjustments, such as the elimination of transaction expenses incurred related to the PELP transaction and the elimination of intercompany activity related to creating an internalized management structure. This pro forma information is presented for informational purposes only, and may not be indicative of what actual results of operations would have been had the PELP transaction occurred at the beginning of the period, nor does it purport to represent the results of future operations.

For the Three Months Ended March 31,
(in thousands)	2017
Pro forma revenues	$98,679
Pro forma net income attributable to stockholders	799

3. PELP ACQUISITION
On October 4, 2017, we completed the PELP transaction. The PELP transaction was approved by the independent special committee of our Board, which had retained independent financial and legal advisors. It was also approved by our shareholders, as well as PELP’s partners. Under the terms of this transaction, the following consideration was given in exchange for the contribution of PELP’s ownership interests in 76 shopping centers, its third-party investment management business, and its captive insurance company (in thousands):

Amount
Fair value of Operating Partnership units (“OP units”) issued	$401,630
Debt assumed:
Corporate debt	432,091
Mortgages and notes payable	72,649
Cash payments	30,420
Fair value of earn-out	38,000
Total consideration	974,790
PELP debt repaid by the Company on the transaction date	(432,091)
Net consideration	$542,699
We issued 39.4 million OP units with an estimated fair value per unit of $10.20 at the time of the transaction. Certain of our executive officers who received OP units as part of the PELP transaction entered into an agreement which provides that they will not transfer their OP Units for either two or three years following the closing. The remaining holders of the OP units are subject to the terms of exchange for shares of common stock outlined in the Third Amended and Restated Agreement of Limited Partnership, which is further described in Note 11.
The terms of the transaction also include an earn-out structure with an opportunity for up to an additional 12.5 million OP units to be issued if certain milestones are achieved. The milestones are related to a liquidity event for our shareholders and fundraising targets in REIT III, of which PELP was a co-sponsor. The estimated fair value of this earn-out has been recorded as $38 million as of the transaction date and is presented in Accounts Payable and Other Liabilities on the consolidated balance sheets. We will estimate the fair value of this earn-out liability at each reporting date during the contingency period and record any changes to our consolidated statement of operations.
As part of the transaction, we entered into a tax protection agreement with certain recipients of OP Units. Under the agreement, we will provide certain protections with respect to tax matters for a period of ten years commencing at the closing date. These protections include indemnification for certain tax liabilities incurred in connection with certain taxable transfers of contributed properties, failure to comply with certain obligations related to nonrecourse liability allocations and debt guarantee opportunities, and certain fundamental transactions. These fundamental transactions mean with respect to any contributed entity, a merger, combination, consolidation, or similar transaction (including a transfer of all or substantially all of the assets of such entity).
Immediately following the closing of the PELP transaction, our shareholders owned approximately 80.6% and former PELP shareholders owned approximately 19.4% of the combined company.
Assets Acquired and Liabilities Assumed—The PELP transaction has been accounted for using the acquisition method of accounting under ASC 805, Business Combinations, which requires, among other things, the assets acquired and liabilities assumed to be recognized at their fair values as of the acquisition date. The preliminary fair market value of the assets acquired and liabilities assumed is based on a valuation report prepared by a third-party valuation specialist. The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790
The allocation of the purchase price is based on management’s assessment, which may change in the future as more information becomes available and could have an impact on the unaudited pro forma financial information presented below. Subsequent adjustments made to the purchase price allocation upon the completion of our fair value assessment process will not exceed one year from the acquisition date. The allocation of the purchase price above requires a significant amount of judgment and represents management’s best estimate of the fair value as of the acquisition date.
Intangible Assets and Liabilities—The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction are as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts	$58,000	5
Acquired in-place leases	83,305	9
Acquired above-market leases	10,201	7
Acquired below-market leases	(49,109)	13
Goodwill—In connection with the PELP transaction, we recorded goodwill of $29.1 million as a result of the consideration exceeding the fair value of the net assets acquired. Goodwill represents the estimated future benefits arising from other assets acquired that could not be individually identified and separately recognized. We do not expect that the goodwill will be deductible for tax purposes. The goodwill recorded represents our management structure and its ability to generate additional opportunities for revenue and raise additional funds, and therefore the full amount of goodwill was allocated to the Investment Management segment, which comprises one reporting unit.
Results of Operations—The consolidated net assets and results of operations of PELP’s contributions are included in the consolidated financial statements from October 4, 2017, going forward and resulted in the following impact to Total Revenues and Net Loss (in thousands):

2017
Revenues	$21,202
Net income	1,297
Acquisition Costs—We incurred $15.7 million of costs related to the PELP transaction during 2017, which are recorded in Transaction Expenses on the consolidated statements of operations. We also incurred $1.3 million of costs related to the PELP transaction during 2016, which are recorded in Acquisition Expenses on the consolidated statements of operations.
Pro Forma Results (Unaudited)—The following unaudited pro forma information summarizes selected financial information from our combined results of operations, as if the PELP transaction had occurred on January 1, 2016. These results contain certain, nonrecurring adjustments, such as the elimination of transaction expenses incurred related to the PELP transaction and the elimination of intercompany activity related to creating an internalized management structure. This pro forma information is presented for informational purposes only, and may not be indicative of what actual results of operations would have been had the PELP transaction occurred at the beginning of the period, nor does it purport to represent the results of future operations.

	For the Year Ended December 31,
(in thousands)	2017	2016
Pro forma revenues	$402,898	$400,089
Pro forma net income (loss) attributable to stockholders	1,982	(3,956)